SUMMARY OF QUARTERLY EARNINGS (UNAUDITED) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)
Revenue	$ 10,826,164	$ 5,737,255	$ 7,218,385	$ 2,168,763	$ 5,618,936	$ 6,560,841	$ 14,344,224	$ 5,466,873	$ 25,950,567	$ 31,990,874	$ 47,293,765
Expenses	832,540	610,856	542,382	557,142	535,355	410,645	432,537	556,585	2,542,920	1,935,122	1,734,721
Net income	$ 9,993,624	$ 5,126,399	$ 6,676,003	$ 1,611,621	$ 5,083,581	$ 6,150,196	$ 13,911,687	$ 4,910,288	$ 23,407,647	$ 30,055,752	$ 45,559,044
Net income (loss) per unit (in dollars per unit)	$ 0.762	$ 0.391	$ 0.509	$ 0.123	$ 0.387	$ 0.469	$ 1.060	$ 0.374	$ 1.784	$ 2.291	$ 3.472